Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income	$ 307	$ 414	$ 670
Less: Income from discontinued operations, net of tax	0	0	415
Adjustments to reconcile net income from continuing operations to net cash provided by operating activities from continuing operations:
Depreciation	301	301	325
Amortization	222	191	201
Amortization of upfront license fees	200	193	216
Foreign exchange loss (gain), net	75	36	(66)
Stock-based compensation	41	41	35
Deferred income taxes	21	(77)	38
Loss on extinguishment of debt	5	13	92
DDI / Benson Matter provision	0	270	0
Gain on sale of business	0	(278)	0
Other non-cash items, net	15	1	17
Changes in operating assets and liabilities, excluding the effects of acquisitions and divestitures:
Trade and other receivables	(5)	45	(95)
Inventories	(59)	(65)	(13)
Accounts payable	48	(22)	(36)
DDI / Benson Matter provision	(220)	(50)	0
Accrued interest payable	4	(11)	(33)
Accrued income taxes	96	(83)	47
Other assets and liabilities	(12)	(20)	27
Net cash provided by operating activities from continuing operations	1,040	899	1,010
Net cash used in operating activities from discontinued operations	0	0	(31)
Net cash provided by operating activities	1,040	899	978
Cash flows from investing activities
Capital expenditures	(399)	(317)	(238)
Business acquisitions, net of cash acquired	0	(142)	0
Proceeds from sale of business, net of cash and restricted cash transferred	0	476	0
Proceeds from sale of assets	16	22	21
Other	(9)	3	1
Net cash (used in) provided by investing activities from continuing operations	(393)	42	(216)
Net cash provided by investing activities from discontinued operations	0	126	852
Net cash (used in) provided by investing activities	(393)	168	636
Cash flows from financing activities
Principal payments on long-term debt	(801)	(597)	(2,846)
Payments on license obligations	(22)	0	0
Payments in connection with the extinguishment of debt	(3)	(9)	(85)
Proceeds from long-term debt	0	0	1,339
Net receipts from (payments on) financial liabilities	1	75	(50)
Net proceeds from (payments of) short-term borrowings	13		51
Net proceeds from (payments of) short-term borrowings		(51)
Net proceeds from Revolving Credit Facilities	609	72	17
Repurchases of common stock	0	(115)	(41)
Dividends paid	(160)	(161)	(41)
Dividends paid - non-controlling interests	(158)	(178)	(91)
Return of capital - non-controlling interests	(74)	(75)	(127)
Other	(42)	(27)	(24)
Net cash used in financing activities	(638)	(1,065)	(1,898)
Net increase (decrease) in cash and cash equivalents and restricted cash and cash equivalents	10	2	(284)
Effect of exchange rate changes on cash and cash equivalents and restricted cash and cash equivalents	(11)	(70)	(37)
Cash and cash equivalents and restricted cash and cash equivalents at the beginning of the period	740	808	1,129
Cash and cash equivalents and restricted cash and cash equivalents at the end of the period	739	740	808
Cash paid during the period for:
Interest	294	298	369
Income taxes	205	335	188
Non-cash investing and financing activities:
Capital expenditures	23	24	26
Licensing obligation payable	$ 317	$ 75	$ 0